Share of profit after tax of equity accounted units	12 Months Ended
Dec. 31, 2018
Share Of Profit After Tax Of Equity Accounted Units [Abstract]
Share of profit after tax of equity accounted units

7 Share of profit after tax of equity accounted units

	2018	2017	2016
	US$m	US$m	US$m
Sales revenue: Rio Tinto share (a)	2,497	1,960	1,727
Operating costs	(1,656)	(1,400)	(1,237)
Profit before finance items and taxation	841	560	490
Finance items	(69)	(47)	(33)
Share of profit after tax of equity accounted units	14	17	20
Profit before taxation	786	530	477
Taxation	(273)	(191)	(156)
Profit for the year (Rio Tinto share)	513	339	321

(a)	Sales revenue of equity accounted units includes sales by equity accounted units to Group subsidiaries.

Further information relating to the Group’s interests in joint ventures and associates is given in notes 35 and 36.